Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information
Entity Registrant Name	SenesTech, Inc.
Entity Central Index Key	0001680378
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-236359) (the "Registration Statement") of SenesTech, Inc. (the "Company"), as originally declared effective by the Securities and Exchange Commission (the "SEC") on February 14, 2020, is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include the information contained in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2019, that was filed with the SEC on March [16], 2020 (the "Annual Report") and (ii) update certain other information in the Registration Statement. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE